Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 68,080	$ 17,440
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	46,538	40,053
Gain on sale of vessels	(31,602)	0
Impairment of vessel	0	7,956
Amortization and write-off of deferred financing costs	2,089	1,483
Amortization / accretion of above / below market acquired charters (Note 6)	10,812	1,520
Amortization of ineffective portion of derivatives	(105)	(156)
Equity compensation expense (Note 11)	3,517	1,864
Change in fair value of derivatives (Note 8)	5,043	(3,213)
Unrealized bonds exchange differences (Note 7)	(5,538)	2,989
Changes in operating assets and liabilities:
Trade accounts receivable, net	(2,918)	(1,433)
Prepayments and other assets	2,007	3,763
Due from related party	621	3,636
Inventories	64	574
Claims	0	685
Trade accounts payable	1,746	2,271
Due to related parties	(629)	4,559
Accrued and other liabilities	8,897	6,387
Deferred revenue	(5,165)	1,146
Dry-docking costs paid	(105)	0
Net cash provided by operating activities	103,352	91,524
Cash flows from investing activities:
Vessel acquisitions, vessels under construction and improvements including time charter agreements (Notes 5, 6)	(1,135,573)	(455,791)
Net proceeds from sale of vessels (Note 5)	271,825	0
Net cash used in investing activities	(863,748)	(455,791)
Cash flows from financing activities:
Proceeds from long-term debt (Note 7)	1,017,000	392,000
Deferred financing costs paid	(8,929)	(3,444)
Payments of long-term debt (Note 7)	(333,847)	(64,487)
Repurchase of common units	0	(3,846)
Dividends paid (Note 10)	(16,747)	(6,151)
Net cash provided by financing activities	657,477	314,072
Net decrease in cash, cash equivalents and restricted cash	(102,919)	(50,195)
Cash, cash equivalents and restricted cash at beginning of period	204,143	154,848
Cash, cash equivalents and restricted cash at end of period	101,224	104,653
Supplemental cash flow information
Cash paid for interest	57,125	45,140
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	4,605	12,207
Capitalized dry-docking costs included in liabilities	4,149	5,176
Deferred financing costs included in liabilities	173	410
Expenses for sale of vessels included in liabilities (Note 5)	5,275	0
Seller’s credit agreement in connection with the acquisition of vessel-owning companies (Notes 4, 5, 7)	134,764	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	88,303	92,936
Restricted cash - Non-current assets	12,921	11,717
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 101,224	$ 104,653